JPMorgan Hedged Equity 3 Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	177	17,694
Northrop Grumman Corp.	11	6,006
Textron, Inc.	110	9,774
TransDigm Group, Inc.	11	15,506
		48,980
Air Freight & Logistics — 0.9%
FedEx Corp.	36	9,990
United Parcel Service, Inc., Class B	131	17,821
		27,811
Automobile Components — 0.1%
Aptiv plc *	58	4,149
Automobiles — 1.3%
Tesla, Inc. *	155	40,556
Banks — 3.5%
Bank of America Corp.	914	36,279
Citigroup, Inc.	138	8,665
Fifth Third Bancorp	327	13,990
Truist Financial Corp.	390	16,678
US Bancorp	240	10,954
Wells Fargo & Co.	456	25,780
		112,346
Beverages — 1.9%
Coca-Cola Co. (The)	351	25,221
Monster Beverage Corp. *	199	10,375
PepsiCo, Inc.	140	23,829
		59,425
Biotechnology — 2.7%
AbbVie, Inc.	211	41,733
Biogen, Inc. *	23	4,523
BioMarin Pharmaceutical, Inc. *	15	1,060
Neurocrine Biosciences, Inc. *	20	2,289
Regeneron Pharmaceuticals, Inc. *	17	18,148
Sarepta Therapeutics, Inc. *	10	1,206
Vertex Pharmaceuticals, Inc. *	40	18,578
		87,537
Broadline Retail — 4.0%
Amazon.com, Inc. *	687	127,928
Building Products — 1.7%
Carrier Global Corp.	197	15,907
Masco Corp.	94	7,886
Trane Technologies plc	76	29,442
		53,235

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.0%
Ameriprise Financial, Inc.	14	6,404
Charles Schwab Corp. (The)	170	11,034
CME Group, Inc.	85	18,676
Goldman Sachs Group, Inc. (The)	36	17,964
KKR & Co., Inc.	43	5,608
Morgan Stanley	43	4,504
		64,190
Chemicals — 1.8%
Dow, Inc.	251	13,703
Eastman Chemical Co.	8	927
Linde plc	59	27,984
LyondellBasell Industries NV, Class A	78	7,497
PPG Industries, Inc.	53	6,962
		57,073
Communications Equipment — 0.2%
Motorola Solutions, Inc.	11	4,923
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	7	3,904
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	22	19,618
Target Corp.	30	4,723
		24,341
Distributors — 0.0% ^
LKQ Corp.	29	1,174
Electric Utilities — 2.2%
NextEra Energy, Inc.	291	24,541
NRG Energy, Inc.	15	1,367
PG&E Corp.	756	14,948
Southern Co. (The)	313	28,239
		69,095
Electrical Equipment — 0.4%
AMETEK, Inc.	11	1,925
Eaton Corp. plc	34	11,279
		13,204
Energy Equipment & Services — 0.1%
Baker Hughes Co.	133	4,810
Entertainment — 0.2%
Netflix, Inc. *	4	2,810
Warner Music Group Corp., Class A	112	3,512
		6,322
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B *	101	46,299
Block, Inc. *	36	2,412

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	39	12,231
Fidelity National Information Services, Inc.	191	16,035
Mastercard, Inc., Class A (a)	107	52,782
Visa, Inc., Class A	145	39,986
		169,745
Food Products — 0.8%
Mondelez International, Inc., Class A	353	26,034
Ground Transportation — 1.2%
CSX Corp.	375	12,949
Uber Technologies, Inc. *	268	20,136
Union Pacific Corp.	23	5,784
		38,869
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	42	4,731
Baxter International, Inc.	58	2,185
Boston Scientific Corp. *	198	16,579
Dexcom, Inc. *	12	833
Medtronic plc	171	15,413
Stryker Corp.	64	23,281
		63,022
Health Care Providers & Services — 2.5%
Elevance Health, Inc.	25	13,206
HCA Healthcare, Inc.	10	4,257
Humana, Inc.	19	5,967
McKesson Corp.	9	4,212
UnitedHealth Group, Inc.	88	51,364
		79,006
Health Care REITs — 0.7%
Ventas, Inc.	199	12,768
Welltower, Inc.	65	8,251
		21,019
Hotels, Restaurants & Leisure — 3.2%
Booking Holdings, Inc.	5	20,690
Chipotle Mexican Grill, Inc. *	276	15,884
DoorDash, Inc., Class A *	16	2,227
Expedia Group, Inc. *	55	8,186
Hilton Worldwide Holdings, Inc.	44	10,228
McDonald's Corp.	53	16,073
Royal Caribbean Cruises Ltd. *	69	12,182
Yum! Brands, Inc.	116	16,241
		101,711

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 0.2%
Lennar Corp., Class A	26	4,920
Toll Brothers, Inc.	14	2,063
		6,983
Household Products — 0.5%
Church & Dwight Co., Inc.	63	6,598
Procter & Gamble Co. (The)	58	10,079
		16,677
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	22	2,633
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	145	30,050
Industrial REITs — 0.6%
Prologis, Inc.	140	17,687
Insurance — 2.1%
Aon plc, Class A	33	11,610
MetLife, Inc.	117	9,619
Principal Financial Group, Inc.	75	6,447
Progressive Corp. (The)	94	23,868
Travelers Cos., Inc. (The)	63	14,703
		66,247
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A	384	63,722
Alphabet, Inc., Class C	290	48,507
Meta Platforms, Inc., Class A	163	92,991
		205,220
IT Services — 1.1%
Accenture plc, Class A (Ireland)	47	16,506
Cognizant Technology Solutions Corp., Class A	188	14,555
TE Connectivity plc (Ireland)	20	3,036
		34,097
Life Sciences Tools & Services — 1.6%
Danaher Corp.	67	18,498
Thermo Fisher Scientific, Inc.	50	31,090
		49,588
Machinery — 1.6%
Deere & Co.	56	23,418
Ingersoll Rand, Inc.	55	5,430
Otis Worldwide Corp.	162	16,798
PACCAR, Inc.	45	4,435
		50,081
Media — 1.0%
Charter Communications, Inc., Class A *	20	6,536

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — continued
Comcast Corp., Class A	558	23,295
Sirius XM Holdings, Inc.	82	1,940
		31,771
Metals & Mining — 0.1%
Nucor Corp.	24	3,554
Multi-Utilities — 0.2%
CMS Energy Corp.	107	7,538
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	33	4,901
ConocoPhillips	210	22,064
Diamondback Energy, Inc.	62	10,602
EOG Resources, Inc.	131	16,130
EQT Corp.	42	1,544
Exxon Mobil Corp.	384	45,010
		100,251
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	119	6,036
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	26	2,578
Kenvue, Inc.	325	7,515
		10,093
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	363	18,765
Eli Lilly & Co.	46	41,202
Johnson & Johnson	113	18,258
Merck & Co., Inc.	103	11,684
		89,909
Professional Services — 0.4%
Leidos Holdings, Inc.	74	12,090
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	97	6,951
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc. *	110	18,006
Analog Devices, Inc.	109	25,095
Broadcom, Inc.	193	33,281
Lam Research Corp.	16	13,044
Marvell Technology, Inc.	22	1,590
Micron Technology, Inc.	185	19,191
NVIDIA Corp. (a)	1,737	210,980
NXP Semiconductors NV (China)	103	24,769
Texas Instruments, Inc.	139	28,668
		374,624

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 10.2%
Adobe, Inc. *	10	5,119
Cadence Design Systems, Inc. *	18	4,829
Fair Isaac Corp. *	2	3,154
Intuit, Inc.	33	20,394
Microsoft Corp. (a)	541	232,704
Salesforce, Inc.	100	27,515
ServiceNow, Inc. *	34	30,668
		324,383
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	72	11,607
Equinix, Inc.	2	1,589
SBA Communications Corp.	45	10,916
		24,112
Specialty Retail — 2.8%
AutoZone, Inc. *	8	23,181
Best Buy Co., Inc.	70	7,252
Burlington Stores, Inc. *	29	7,661
Lowe's Cos., Inc.	127	34,223
O'Reilly Automotive, Inc. *	3	3,823
Ross Stores, Inc.	80	12,083
		88,223
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc. (a)	986	229,636
Hewlett Packard Enterprise Co.	304	6,222
Seagate Technology Holdings plc	145	15,937
Western Digital Corp. *	94	6,394
		258,189
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	14	3,838
Tobacco — 0.4%
Altria Group, Inc.	89	4,530
Philip Morris International, Inc.	80	9,736
		14,266
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	7	5,696
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	54	11,108
Total Common Stocks (Cost $2,167,393)		3,162,304

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.7%
Put Options Purchased — 0.7%
S&P 500 Index
11/29/2024 at USD 5,345.00, European Style
Notional Amount: USD 3,215,464
Counterparty: Exchange-Traded * (Cost $35,595)	5,580	22,487
	SHARES (000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (b) (c) (Cost $46,276)	46,276	46,276
Total Investments — 101.2% (Cost $2,249,264)		3,231,067
Liabilities in Excess of Other Assets — (1.2)%		(39,306)
NET ASSETS — 100.0%		3,191,761

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	177	12/20/2024	USD	51,467	1,057

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,580	USD 3,215,464	USD 5,940.00	11/29/2024	(35,907)
Written Put Options Contracts as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,580	USD 3,215,464	USD 4,500.00	11/29/2024	(4,631)
Total Written Options Contracts (Premiums Received $31,424)						(40,538)

Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,231,067	$—	$—	$3,231,067
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,057	$—	$—	$1,057
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(35,907)	—	—	(35,907)

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Put Options Written	$(4,631)	$—	$—	$(4,631)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(39,481)	$—	$—	$(39,481)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	$46,578	$220,010	$220,312	$—	$—	$46,276	46,276	$537	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.